Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 109,191	€ 104,961
Bottom of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	6 months
Top of range [member]
Disclosure of maturity analysis of operating lease payments [line items]
Optional Lease Extension Period	5 years